Derivative contracts - Additional Information (Detail) ¥ in Millions, AUD in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 AUD	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain recognized on derivative	$ 6.6	$ (0.1)	$ 0.9
Derivative contracts amount						$ 0.0	$ 0.0
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount				AUD 2.2	¥ 782.0